Schedules of Investments (Unaudited)
Pax Ellevate Global Women's Leadership Fund	March 31, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.2%
COMMUNICATION SERVICES: 6.1%
Adevinta ASA (a)	9,740	$88,918
Auto Trader Group PLC	32,647	269,510
BT Group PLC	300,778	717,147
Cable One, Inc.	200	292,848
Deutsche Telekom AG	106,452	1,982,575
Elisa OYJ	4,374	263,781
Infrastrutture Wireless Italiane SpA	10,213	114,327
Interpublic Group of Cos Inc., The	13,100	464,395
Koninklijke KPN NV	111,264	386,084
Match Group, Inc. (a)	8,900	967,786
Netflix, Inc. (a)	15,417	5,775,054
Omnicom Group, Inc.	202,542	17,191,764
Orange SA	67,755	802,307
Pearson PLC	21,311	208,955
Pinterest, Inc., Class A (a)	18,589	457,475
Proximus SADP	5,348	99,587
Publicis Groupe SA	44,866	2,723,079
Quebecor, Inc., Class B	5,198	123,906
REA Group, Ltd.	1,727	173,131
Schibsted ASA, Class A	2,811	69,284
Schibsted ASA, Class B	3,680	78,751
SEEK, Ltd.	11,727	258,259
Singapore Telecommunications, Ltd.	263,281	511,226
Snap, Inc., Class A (a)	37,094	1,335,013
Spark New Zealand, Ltd.	61,293	193,970
Tele2 AB, Class B	15,077	227,901
Telenor ASA	23,252	333,655
Telia Company AB	82,253	329,811
Telstra Corp., Ltd.	135,643	400,752
TELUS Corp.	14,950	390,567
Verizon Communications, Inc.	145,595	7,416,608
ViacomCBS, Inc., Class B	64,600	2,442,526
Vodafone Group PLC	981,010	1,608,645
Walt Disney Co., The (a)	63,198	8,668,237
WPP PLC	40,126	525,173
		57,893,007

CONSUMER DISCRETIONARY: 15.4%
Accor SA (a)	5,889	189,739
Amazon.com, Inc. (a)	12,562	40,951,491
Aristocrat Leisure, Ltd.	19,626	532,689
Barratt Developments PLC	40,381	274,906
Bath & Body Works, Inc.	9,500	454,100
Best Buy Co., Inc.	151,779	13,796,711
Burberry Group PLC	15,132	330,327
Burlington Stores, Inc. (a)	2,554	465,262
Compass Group PLC	60,882	1,310,186
Daimler AG	30,392	2,133,199
Dollar General Corp.	6,840	1,522,789

eBay, Inc.	19,776	1,132,374
Electrolux AB, Class B	8,059	121,953
Etsy, Inc. (a)	4,546	564,977
Expedia Group, Inc. (a)	4,900	958,783
General Motors Co. (a)	44,100	1,928,934
H & M Hennes & Mauritz AB, Class B	55,200	741,206
Hasbro, Inc.	4,900	401,408
Hermes International	1,019	1,442,237
Hilton Worldwide Holdings, Inc. (a)	8,945	1,357,314
InterContinental Hotels Group PLC (a)	6,139	415,209
Kering SA	2,695	1,701,427
La Francaise des Jeux SAEM	3,235	128,341
Lowe's Cos., Inc.	23,392	4,729,628
lululemon athletica, Inc. (a)	51,465	18,796,561
LVMH Moet Hennessy Louis Vuitton SE	9,226	6,585,507
Marriott International, Inc., Class A (a)	8,833	1,552,400
Michelin	5,601	759,022
Moncler SpA	7,161	397,306
Next PLC	4,780	375,950
Peloton Interactive, Inc., Class A (a)	8,836	233,447
Renault SA (a)	7,212	188,522
Rivian Automotive, Inc., Class A (a)	7,273	365,396
Ross Stores, Inc.	11,800	1,067,428
SEB SA	956	133,325
Starbucks Corp.	112,818	10,263,053
Tabcorp Holdings, Ltd.	68,943	274,676
Target Corp.	14,709	3,121,544
Taylor Wimpey PLC	137,502	234,154
TJX Cos., Inc., The	41,654	2,523,399
Tractor Supply Co.	3,400	793,458
Ulta Beauty, Inc. (a)	43,232	17,215,846
Vail Resorts, Inc.	1,366	355,529
VF Corp.	10,900	619,774
Wesfarmers, Ltd.	35,463	1,330,734
Yum! Brands, Inc.	10,000	1,185,300
Zalando SE (a)	8,926	451,961
		146,409,482

CONSUMER STAPLES: 10.9%
Beiersdorf AG	3,233	339,639
Carrefour SA	19,830	431,541
Clorox Co., The	4,312	599,497
Coca-Cola Co., The	234,224	14,521,888
Coles Group, Ltd.	42,626	569,715
Danone SA	23,153	1,279,040
Diageo PLC	377,442	19,145,570
Empire Co., Ltd., Class A	4,926	174,714
Essity AB, Class B	21,479	506,883
Estee Lauder Cos, Inc., The, Class A	58,867	16,030,661
Etablissements Franz Colruyt NV	1,735	71,819
General Mills, Inc.	20,313	1,375,596
Heineken Holding NV	3,866	302,720
Heineken NV	8,893	850,436
Henkel AG & Co. KGaA	3,865	255,108
Hershey Co., The	4,615	999,748
J Sainsbury PLC	63,902	211,502

J.M. Smucker Co., The	3,620	490,184
Jeronimo Martins SGPS SA	8,807	211,279
Kellogg Co.	8,687	560,225
Kimberly-Clark Corp.	11,949	1,471,639
Kroger Co., The	19,795	1,135,639
Loblaw Cos, Ltd.	5,066	454,589
L'Oreal SA	8,162	3,260,271
McCormick & Co., Inc.	8,244	822,751
Metro, Inc.	7,507	432,111
Mowi ASA	13,533	364,524
Orkla ASA	25,857	229,726
Pernod Ricard SA	7,183	1,578,184
Procter & Gamble Co., The	109,178	16,682,398
Remy Cointreau SA	730	150,546
Saputo, Inc.	8,654	204,971
Shiseido Co., Ltd.	15,300	772,779
Tesco PLC	273,038	988,480
Treasury Wine Estates, Ltd.	22,891	197,733
Unilever PLC	94,077	4,271,355
Walgreens Boots Alliance, Inc.	80,535	3,605,552
Woolworths Group, Ltd.	269,049	7,470,096
		103,021,109

FINANCIALS: 16.2%
ABN AMRO Bank NV	13,952	178,165
Abrdn PLC	71,057	198,966
Admiral Group PLC	7,539	252,819
Aegon NV	55,246	292,866
Ally Financial, Inc.	13,409	583,023
American Express Co.	23,000	4,301,000
Amundi SA	1,994	136,351
Annaly Capital Management, Inc., REIT	45,900	323,136
Aon PLC, Class A	7,431	2,419,757
Assicurazioni Generali SpA	33,646	769,556
ASX, Ltd.	6,412	390,043
Australia & New Zealand Banking Group, Ltd	85,921	1,760,607
Aviva PLC	122,281	723,526
AXA SA	59,288	1,735,616
Banco Santander SA	538,953	1,832,400
Bank Leumi Le-Israel BM	47,323	509,797
Bank of America Corp.	258,133	10,640,241
Bank of Montreal	20,790	2,446,440
Bank of Nova Scotia, The	40,055	2,870,798
BNP Paribas SA	36,771	2,101,265
Canadian Imperial Bank of Commerce	86,092	10,450,314
Citigroup, Inc.	80,968	4,323,691
CME Group, Inc.	11,900	2,830,534
CNP Assurances	5,789	139,367
Commerzbank AG (a)	33,259	252,732
Commonwealth Bank of Australia	51,371	4,045,588
Credit Agricole SA	42,321	505,674
Danske Bank A/S	22,400	372,626
Discover Financial Services	10,863	1,196,994
DNB Bank ASA	30,334	685,819
Eurazeo SA	1,201	100,972
Euronext NV	2,900	263,458

FactSet Research Systems, Inc.	1,300	564,395
Fifth Third Bancorp	24,000	1,032,960
FinecoBank Banca Fineco SpA	21,408	324,761
First Republic Bank	6,131	993,835
Gjensidige Forsikring ASA	6,414	159,049
Globe Life, Inc.	3,205	322,423
Goldman Sachs Group, Inc., The	11,500	3,796,150
Groupe Bruxelles Lambert SA	3,657	378,413
Hang Seng Bank, Ltd.	24,700	475,049
Hargreaves Lansdown PLC	13,017	171,575
Hartford Financial Services Group, Inc., The	11,074	795,224
Hong Kong Exchanges and Clearing, Ltd.	41,000	1,921,806
Huntington Bancshares, Inc.	50,283	735,138
Industrivarden AB, Class A	4,316	122,405
Industrivarden AB, Class C	5,027	140,122
ING Groep NV	137,877	1,439,563
Insurance Australia Group, Ltd.	82,592	270,306
Intact Financial Corp.	5,775	853,304
Intercontinental Exchange, Inc.	18,252	2,411,454
Investor AB, Class B	58,600	1,273,274
JPMorgan Chase & Co.	100,600	13,713,791
KeyCorp.	34,078	762,666
Kinnevik AB, Class B (a)	49,034	1,278,614
Legal & General Group PLC	201,727	715,201
Lincoln National Corp.	5,972	390,330
London Stock Exchange Group PLC	9,388	978,986
M&G PLC	80,687	232,486
Macquarie Group, Ltd.	10,100	1,527,464
Manulife Financial Corp.	61,399	1,309,361
Medibank Pvt, Ltd.	91,229	209,601
Mediobanca Banca di Credito Finanziario SpA	21,084	213,064
MetLife, Inc.	23,209	1,631,129
Moody's Corp.	5,565	1,877,687
Muenchener Rueckversicherungs AG	4,749	1,269,596
Nasdaq, Inc.	3,700	659,340
National Australia Bank, Ltd.	96,010	2,311,429
National Bank of Canada	11,693	896,325
Natwest Group PLC	200,847	567,259
NN Group NV	8,381	424,739
Nordea Bank Apb	112,605	1,158,930
Onex Corp.	2,552	171,025
PNC Financial Services Group, Inc., The	14,663	2,704,590
Poste Italiane SpA	17,031	193,142
Principal Financial Group, Inc.	8,682	637,346
Progressive Corp., The	17,996	2,051,364
QBE Insurance Group, Ltd.	47,705	409,086
Robinhood Markets, Inc. (a)(b)	10,500	141,855
Royal Bank of Canada	46,972	5,171,560
S&P Global, Inc.	7,307	2,997,185
Schroders PLC	4,007	168,733
Skandinaviska Enskilda Banken AB, Class A	54,992	594,510
Societe Generale SA	27,036	724,763
Standard Chartered PLC	93,332	619,538
State Street Corp.	11,381	991,513
Sun Life Financial, Inc.	18,991	1,060,330
Suncorp Group, Ltd.	39,755	329,557

Svenska Handelsbanken AB, Class A	48,623	447,110
Swedbank AB, Class A	28,726	429,041
T Rowe Price Group, Inc.	7,100	1,073,449
Toronto-Dominion Bank, The	60,608	4,808,789
Travelers Cos., Inc., The	7,900	1,443,567
Tryg A/S	11,426	277,819
U.S. Bancorp	46,877	2,491,513
UniCredit SpA	220,282	2,376,345
Upstart Holdings, Inc. (a)	845	92,181
Wendel SA	56,593	5,763,081
Westpac Banking Corp.	111,410	2,012,796
Willis Towers Watson PLC	4,008	946,770
Zurich Insurance Group AG	4,725	2,333,676
		153,405,579

HEALTH CARE: 14.3%
Abbott Laboratories	59,686	7,064,435
AbbVie, Inc.	54,000	8,753,940
Alcon, Inc.	16,009	1,268,328
Alnylam Pharmaceuticals, Inc. (a)	3,874	632,586
AmerisourceBergen Corp.	4,888	756,223
Anthem, Inc.	18,072	8,877,327
AstraZeneca PLC	47,714	6,327,492
Bristol-Myers Squibb Co.	70,100	5,119,403
Cardinal Health, Inc.	9,225	523,058
Cerner Corp.	9,900	926,244
CSL, Ltd.	15,138	3,022,190
CVS Health Corp.	43,927	4,445,852
DaVita, Inc. (a)	2,300	260,153
Eli Lilly & Co.	23,577	6,751,745
Exact Sciences Corp (a)	6,300	440,496
Fresenius Medical Care AG & Co KGaA	6,631	444,349
Genmab A/S (a)	2,111	762,394
Gilead Sciences, Inc.	42,054	2,500,110
GlaxoSmithKline PLC	161,813	3,501,139
GN Store Nord AS	4,387	215,035
Hologic, Inc. (a)	7,971	612,332
Illumina, Inc. (a)	4,600	1,607,240
Insulet Corp. (a)	2,400	639,336
Ipsen SA	1,339	167,609
Jazz Pharmaceuticals PLC (a)	1,800	280,206
Johnson & Johnson	81,753	14,489,083
Koninklijke Philips NV	33,232	1,013,366
Lonza Group AG	2,430	1,760,786
McKesson Corp.	4,777	1,462,383
Merck & Co., Inc.	82,100	6,736,305
Merck KGaA	4,001	835,547
Novartis AG	73,267	6,432,220
Novo Nordisk A/S, Class B	52,443	5,816,772
Oak Street Health, Inc. (a)(b)	2,074	55,749
Orion OYJ, Class B	3,670	166,680
Orpea SA	1,608	69,777
Pfizer, Inc.	166,600	8,624,882
Quest Diagnostics, Inc.	51,448	7,041,173
Ramsay Health Care, Ltd.	5,832	282,447
Ryman Healthcare, Ltd.	15,100	97,736

Sanofi	39,082	3,995,728
Smith & Nephew PLC	31,942	508,033
Stryker Corp.	11,036	2,950,475
UCB SA	3,954	472,886
Vertex Pharmaceuticals, Inc. (a)	7,864	2,052,268
Waters Corp. (a)	2,054	637,541
Zimmer Biomet Holdings, Inc.	7,000	895,300
Zoetis, Inc.	15,974	3,012,537
		135,308,896

INDUSTRIALS: 5.0%
Adecco Group AG	5,186	235,245
Aena SME SA (a)	2,472	412,083
Aeroports de Paris (a)	903	135,033
Air Canada (a)	5,700	110,567
Alstom SA	10,889	254,790
Assa Abloy AB, Class B	32,072	862,082
Auckland International Airport, Ltd. (a)	42,658	230,806
Booz Allen Hamilton Holding Corp.	4,800	421,632
Brambles, Ltd.	46,862	345,825
Bureau Veritas SA	9,574	272,963
Canadian National Railway Co.	21,790	2,922,995
Cie de Saint-Gobain	16,534	983,779
Cummins, Inc.	4,978	1,021,038
Equifax, Inc.	4,000	948,400
Experian PLC	30,105	1,159,813
FedEx Corp.	8,000	1,851,120
GEA Group AG	5,243	214,897
Getlink SE	13,387	241,095
Husqvarna AB, Class B	15,528	161,984
KION Group AG	2,775	182,892
Legrand SA	8,652	822,601
MTR Corp., Ltd.	51,556	277,643
Otis Worldwide Corp.	13,500	1,038,825
Qantas Airways, Ltd. (a)	29,423	113,768
Randstad NV	4,101	246,695
RELX PLC	63,198	1,966,578
Republic Services, Inc.	7,313	968,973
Ritchie Bros Auctioneers, Inc.	4,400	259,886
Schneider Electric SE	67,364	11,309,763
Skanska AB, Class B	10,588	236,877
Smiths Group PLC	13,903	263,406
Sunrun, Inc. (a)	4,683	142,223
Teleperformance	1,886	718,374
Transurban Group	95,320	963,109
United Parcel Service, Inc., Class B	23,200	4,975,471
Verisk Analytics, Inc.	5,200	1,116,076
Vestas Wind Systems A/S	39,085	1,146,551
Wartsila OYJ Abp	17,710	161,708
Wolters Kluwer NV	64,970	6,926,213
WSP Global, Inc.	3,844	510,145
		47,133,924

INFORMATION TECHNOLOGY: 21.8%
Accenture PLC, Class A	19,881	6,704,470
Adobe, Inc. (a)	16,100	7,335,482

Affirm Holdings, Inc. (a)(b)	2,536	117,366
ANSYS, Inc. (a)	2,975	945,009
Apple, Inc.	256,300	44,752,543
Arista Networks, Inc. (a)	6,800	945,064
Autodesk, Inc. (a)	43,534	9,331,513
Avalara, Inc. (a)	2,900	288,579
AVEVA Group PLC	4,055	129,519
Block, Inc., Class A (a)	14,694	1,992,506
Broadcom, Inc.	12,700	7,996,936
Capgemini SE	5,075	1,126,157
CDW Corp.	4,587	820,568
Ceridian HCM Holding, Inc. (a)	4,800	328,128
Cisco Systems, Inc.	383,475	21,382,566
Cloudflare, Inc., Class A (a)	7,068	846,040
Computershare, Ltd.	15,669	287,982
Dassault Systemes SE	21,253	1,044,130
DocuSign,Inc. (a)	6,952	744,698
Dropbox, Inc., Class A (a)	9,966	231,710
F5 Networks, Inc. (a)	1,900	397,005
Fair Isaac Corp. (a)	1,000	466,460
Guidewire Software, Inc. (a)	2,500	236,550
Halma PLC	12,343	403,827
Hexagon AB, Class B	62,142	870,659
HP, Inc.	39,241	1,424,448
HubSpot, Inc. (a)	1,504	714,310
Intel Corp.	124,800	6,185,088
Intuit, Inc.	9,537	4,585,771
Lam Research Corp.	4,700	2,526,767
Lightspeed Commerce, Inc. (a)	2,992	91,257
Microsoft Corp.	133,652	41,206,248
Nokia OYJ (a)	176,013	969,307
NortonLifeLock, Inc.	20,800	551,616
Okta, Inc. (a)	4,901	739,855
PayPal Holdings Inc (a)	34,601	4,001,606
Sage Group PLC, The	35,930	329,215
salesforce.com, Inc. (a)	31,232	6,631,178
SAP SE	34,609	3,835,650
Shopify, Inc., Class A (a)	3,516	2,377,853
Texas Instruments, Inc.	27,641	5,071,571
Twilio, Inc., Class A (a)	5,569	917,827
Unity Software, Inc. (a)	1,930	191,475
Visa, Inc., Class A	53,566	11,879,332
Western Union Co., The	12,837	240,565
WiseTech Global, Ltd.	4,033	151,797
Workday, Inc., Class A (a)	6,000	1,436,760
Worldline SA (a)	8,612	373,762
Xero, Ltd. (a)	3,963	300,347
Zendesk, Inc. (a)	3,900	469,131
		206,928,203

MATERIALS: 5.4%
Air Liquide SA	30,530	5,341,033
Akzo Nobel NV	6,653	571,641
Arkema SA	2,114	252,708
BlueScope Steel, Ltd.	15,198	236,331
Boliden AB	8,645	436,099

Celanese Corp.	119,900	17,130,112
Chr. Hansen Holding A/S	3,485	255,893
Covestro AG	6,334	318,951
Dow, Inc.	23,036	1,467,854
Ecolab, Inc.	8,351	1,474,453
Evonik Industries AG	7,183	199,274
Fortescue Metals Group, Ltd.	53,192	817,659
Johnson Matthey PLC	6,742	164,887
Kinross Gold Corp.	36,496	214,279
Koninklijke DSM NV	75,497	13,505,938
Lundin Mining Corp.	20,900	211,817
Mondi PLC	16,554	321,774
Newmont Corp.	22,653	1,799,781
Norsk Hydro ASA	41,132	399,633
Northern Star Resources, Ltd.	34,507	278,392
Novozymes A/S, Class B	6,705	459,723
Nutrien, Ltd.	16,300	1,684,827
Solvay SA	2,595	255,752
Stora Enso OYJ, Class R	18,398	360,921
Svenska Cellulosa AB SCA, Class B	17,292	335,770
Yara International ASA	53,132	2,657,052
		51,152,554

REAL ESTATE: 1.6%
Azrieli Group, Ltd.	1,327	116,584
British Land Co. PLC, The, REIT	29,308	202,924
Camden Property Trust, REIT	3,277	544,637
Canadian Apartment Properties, REIT	2,675	114,797
CapitaLand Integrated Commercial Trust, REIT	170,100	281,403
Covivio, REIT	1,774	141,182
Dexus, REIT	34,844	284,420
Gecina SA, REIT	1,551	195,470
GPT Group, The, REIT	60,122	231,909
Healthpeak Properties, Inc., REIT	16,000	549,280
Klepierre SA, REIT (a)	7,181	191,188
Land Securities Group PLC, REIT	23,708	243,239
LendLease Corp., Ltd.	21,456	178,856
Link, REIT	65,705	559,559
Mapletree Logistics Trust, REIT	98,100	133,310
Mirvac Group, REIT	132,092	244,933
Realty Income Corp., REIT	17,900	1,240,469
RioCan Real Estate Investment Trust, REIT	5,096	102,845
Stockland, REIT	75,387	238,902
Sun Communities, Inc., REIT	3,900	683,631
Swire Properties, Ltd.	38,800	95,883
Unibail-Rodamco-Westfield, REIT (a)	4,177	312,888
Ventas, Inc., REIT	11,200	691,712
VICI Properties, Inc., REIT	129,100	3,674,185
Vicinity Centres, REIT	124,113	172,226
Vonovia SE	27,216	1,268,548
Welltower, Inc., REIT	12,063	1,159,737
Weyerhaeuser Co., REIT	25,037	948,902
Zillow Group, Inc., Class A (a)	2,161	104,225
Zillow Group, Inc., Class C (a)	5,785	285,143
		15,192,987

UTILITIES: 2.5%
American Water Works Co., Inc.	106,758	17,671,651
Edison International	11,999	841,130
EDP - Energias de Portugal SA	94,256	463,917
Electricite de France SA	18,402	172,725
Elia Group SA	1,019	155,470
Hydro One, Ltd.	10,388	279,861
Iberdrola SA	200,965	2,196,540
Meridian Energy, Ltd.	39,973	139,268
Orsted A/S (a)	6,893	862,807
Red Electrica Corp. SA	14,550	298,726
Severn Trent PLC	8,274	333,477
Terna - Rete Elettrica Nazionale	48,149	413,469
United Utilities Group PLC	22,992	338,569
		24,167,610

TOTAL COMMON STOCKS		940,613,351
(Cost $757,992,313)

PREFERRED STOCKS: 0.1%
CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	6,825	456,809

MATERIALS: 0.0% (c)
Fuchs Petrolub SE	2,317	84,064

TOTAL PREFERRED STOCKS		540,873
(Cost $779,632)

MONEY MARKET: 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.250% (d)(e)	4,299,706	4,299,706
(Cost $4,299,706)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.0% (c)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.286% (d)(e)	114,335	114,335
(Cost $114,335)

TOTAL INVESTMENTS: 99.8%		945,568,265
(Cost $763,185,986)

PAYABLE UPON RETURN OF SECURITIES LOANED: 0.0% (c)		(114,335)

Other assets and liabilities - (net): 0.2%		1,778,908

Net Assets: 100.0%		$947,232,838

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2022. The total market value of securities on loan as of March 31, 2022 was $285,536.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2022.
(e)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

COUNTRY	VALUE	PERCENT OF NET ASSETS
Australia	$32,325,004	3.4%
Belgium	1,278,457	0.1%
Canada	40,485,954	4.3%
Denmark	10,169,619	1.1%
Finland	1,922,397	0.2%
France	60,682,932	6.4%
Germany	14,525,789	1.5%
Hong Kong	3,329,939	0.3%
Israel	626,380	0.1%
Italy	4,801,969	0.5%
Japan	772,779	0.1%
Netherlands	26,401,885	2.8%
New Zealand	962,127	0.1%
Norway	5,066,412	0.5%
Portugal	675,197	0.1%
Singapore	925,939	0.1%
Spain	4,739,750	0.5%
Sweden	10,275,230	1.1%
Switzerland	12,030,255	1.3%
United Kingdom	51,710,047	5.4%
United States	657,446,163	69.4%
Money Market	4,299,706	0.5%
Other assets and liabilities (net)	1,778,908	0.2%
TOTAL	$947,232,838	100.0%

March 31, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,495,895,555	$-	$-	$1,495,895,555
Cash Equivalents	26,113,972	-	-	26,113,972
Total	$1,522,009,527	$-	$-	$1,522,009,527
Small Cap
Common Stocks	$685,014,267	$-	$-	$685,014,267
Cash Equivalents	36,778,972	-	-	36,778,972
Total	$721,793,239	$-	$-	$721,793,239
US Sustainable Economy
Common Stocks	$310,492,088	$-	$-	$310,492,088
Cash Equivalents	2,417,539	-	-	3,417,539
Total	$312,909,627	$-	$-	$312,909,627
Global Sustainable Infrastructure
Common Stocks	$50,855,525	$48,152,589	$-	$99,008,114
Exchange-Traded Funds	-	9,384	-	9,384
Cash Equivalents	1,193,911	-	-	1,193,911
Total	$52,049,436	$48,161,973	$-	$100,211,409
Global Opportunities
Common Stocks	$69,641,310	$59,119,941	$-	$128,761,251
Cash Equivalents	740,193	-	-	740,193
Total	$70,381,503	$59,119,941	$-	$129,501,444
Global Environmental Markets
Common Stocks	$1,466,864,196	$992,841,518	$-	$2,459,705,714
Cash Equivalents	42,763,453	-	-	42,763,453
Total	$1,509,627,649	$992,841,518	$-	$2,502,469,167
Global Women’s Leadership
Common Stocks	$698,657,695	$241,955,656	$-	$940,613,351
Preferred Stocks	-	540,873	-	540,873
Cash Equivalents	4,414,041	-	-	4,414,041
Total	$703,071,736	$242,496,529	$-	$945,568,265
International Sustainable Economy
Common Stocks	$5,034,704	$852,019,280	$-	$857,053,984
Preferred Stocks	-	428,363	-	428,363
Cash Equivalents	13,162,327	-	-	13,162,327
Total	$18,197,031	$852,447,643	$-	$870,644,674
Core Bond
Community Investment Notes	$-	$-	$298,550	$298,550
Corporate Bonds	-	269,076,698	-	269,076,698
U.S. Gov't Agency Bonds	-	8,468,542	-	8,468,542
Government Bonds	-	2,775,280	-	2,775,280
Supranational Bonds	-	91,466,473	-	91,466,473
Municipal Bonds	-	14,013,832	-	14,013,832
U.S. Treasury Notes	-	104,952,220	-	104,952,220
Asset-Backed Securities	-	51,755,677	-	51,755,677
Mortgage-Backed Securities	-	181,315,108	-	181,315,108
Certificates of Deposit	-	252,132	-	252,132
Cash Equivalents	33,969,348	-	-	33,969,348
Total	$33,969,348	$724,075,962	$298,550	$758,343,860
High Yield Bond
Community Investment Notes	$-	$-	$510,838	$510,838
Common Stocks	-	-	0	0
Preferred Stocks	-	2,070,600	0	2,070,600
Corporate Bonds	-	648,216,137	-	648,216,137
Loans	-	13,735,980	-	13,735,980
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	100,017	-	100,017
Cash Equivalents	18,239,077	-	-	18,239,077
Total	$18,239,077	$664,622,734	$510,838	$683,372,649
Sustainable Allocation
Affiliated Investment Companies	$2,332,558,549	$-	$-	$2,332,558,549
Cash Equivalents	130,512,421	-	-	130,512,421
Total	$2,463,070,970	$-	$-	$2,463,070,970

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 03/31/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 03/31/22
Sustainable Allocation
Large Cap	76,137,343	-	-	76,137,343	$1,132,162,284	$-	$-	$135,599,532	$1,064,400,049
Small Cap	4,377,966	-	-	4,377,966	83,137,569	-	-	1,978,331	73,593,604
Global Sustainable Infrastructure	7,758,860	-	-	7,758,860	78,752,429	-	-	(35,429,140)	76,890,302
Global Opportunities	4,015,222	-	-	4,015,222	68,861,063	-	-	1,646,081	61,633,663
Global Environmental Markets	2,851,724	-	-	2,851,724	72,433,778	-	-	119,350	61,825,367
Global Women's Leadership	1,992,667	-	-	1,992,667	70,400,912	-	-	3,324,388	65,040,639
International Sustainable Economy	15,930,405	-	-	15,930,405	171,411,156	-	-	(4,662,890)	157,551,704
Core Bond	71,152,536	337,700	-	71,490,236	726,467,396	3,307,038	-	(68,875,247)	684,876,463
High Yield	13,284,046	144,245	-	13,428,291	91,394,238	945,649	-	(5,649,769)	86,746,758
Total					$2,495,020,825	$4,252,687	$-	$28,050,637	$2,332,558,549